CONVERTIBLE NOTES	3 Months Ended
Nov. 30, 2020
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE NOTES [Text Block]

6. CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes ("Convertible Notes") due 2022.  The Convertible Notes bear interest at a rate of 6 7/8% per annum, payable semi-annually on January 1 and July 1 of each year, beginning on January 1, 2018, in cash or at the election of the Company, in common shares of the Company or a combination of cash and common shares, and will mature on July 1, 2022, unless earlier repurchased, redeemed or converted.  An additional interest charge of 0.25% for the period January 1, 2018 to March 31, 2018, plus a further 0.25% for the period April 1, 2018 to July 1, 2018, was added to the coupon rate of the Convertible Notes at the Company's election to not file a prospectus and a registration statement for the Convertible Notes with Canadian securities regulatory authorities and with the U.S. Securities and Exchange Commission.  After July 1, 2018, at which time the Convertible Notes became freely tradable by holders other than affiliates, the Convertible Notes once again bear interest at the coupon rate of 6 7/8% per annum.

Upon maturity the Convertible Notes are to be settled by the Company in cash. The Convertible Notes are convertible at any time prior to maturity at the option of the holder, and conversion may be settled, at the Company's election, in cash, common shares, or a combination of cash and common shares. The initial conversion rate of the Convertible Notes was 1,001.1112 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1.0 thousand which is equivalent to a conversion price of approximately $9.989 per common share.

The Convertible Notes contain multiple embedded derivatives (the "Convertible Note Derivatives") relating to the conversion and redemption options. The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods at $5.381 million (see below). At inception, the debt portion of the Convertible Notes were reduced by the estimated fair value of the Convertible Note Derivatives of $5.381 million and transaction costs relating to the Convertible Notes of $1.049 million resulting in an opening balance of $13.570 million. The Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method.

On January 2, 2018, the Company issued 244,063 common shares in settlement of $0.691 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On July 3, 2018, the Company issued 757,924 common shares in settlement of $0.724 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 2, 2019 the Company issued 545,721 common shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On July 1, 2019 the Company paid $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 2, 2020 the Company issued 517,468 common shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On July 2, 2020 the Company issued 526,471 common shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 2, 2021 the Company paid $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

Due to a limitation on conversion contained in the indenture governing the Convertible Notes, dated June 30, 2017 between the Company and The Bank of New York Mellon, no more than 2,954,278 common shares, being 19.9% of the number of common shares outstanding on June 30, 2017, may be issued in settlement of interest payments or conversions. A total of 361,312 common shares currently remain as potentially issuable in settlement of future interest payments or conversions.

The components of the Convertible Notes are as follows:

Convertible Note balance August 31, 2019	$16,075
Interest payments	(1,374)
Accretion and interest incurred during the year	2,668
Gain on embedded derivatives during the year ended August 31, 2020	(157)
Convertible Note balance August 31, 2020	$17,212
Accretion and interest incurred during the period	706
Loss on embedded derivatives during the quarter ended November 30, 2020	8
Convertible Note balance November 30, 2020	$17,926

Embedded Derivatives

The Convertible Note Derivatives were valued upon initial recognition at a fair value of $5.381 million using partial differential equation methods and are subsequently re-measured at fair value at each period-end through the consolidated statement of net loss and comprehensive loss. The fair value of the Convertible Note Derivatives was measured at $48 at November 30, 2020 and $40 at August 31, 2020 resulting in a loss of $8 for the period.